                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Barry Feirstein
Address: 767 Third Avenue, 28th Floor
         New York, New York  10017


Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein      New York, New York   2/9/2000
    _______________________  ____________________ _______________
       [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total:     $961,614,330



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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


                                                     AS OF DECEMBER 31, 1999

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                                                        SHARED       (c)
                                 CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

4 KIDS ENTERTAINMENT   Common    350865101  7,000,000     250,000  X                                         250,000
ACTEL CORP             Common    004934105   8,400,000    350,000  X                                         350,000
ADAPTIVE BROADBAND     Common    00650M104   7,381,250    100,000  X                                         100,000
ALKERMES INC           Common    01642T108  24,562,500    500,000  X                                         500,000
ALZA CL A              Common    022615108   6,925,000    200,000  X                                         200,000
AMERICAN NATL CAN GRP  Common    027714104   5,980,000    460,000  X                                         460,000
APOLLO GROUP CL A      Common    037604105   5,216,250    260,000  X                                         260,000
ASPEN TECHNOLOGY       Common    045327103   1,321,875     50,000  X                                         50,000
AVISTA                 Common    05379B107  34,734,375  2,250,000  X                                         2,250,000
BAKER HUGHES           Common    057224107   4,212,500    200,000  X                                         200,000
BE FREE INC            Common    073308108   7,187,500    100,000  X                                         100,000
BJ SERVICES            Common    055482103   6,271,875    150,000  X                                         150,000
CADIZ INC              Common    127537108   2,042,500    215,000  X                                         215,000
CALIPER TECHNOLOGIES   Common    130876105   4,171,875     62,500  X                                         62,500
CAMECO CORP            Common    13321L108  15,125,000  1,000,000  X                                         1,000,000
CASH AMERICA
  INTERNATIONAL        Common    14754D100  29,250,000  3,000,000  X                                         3,000,000
CEPHALON INC           Common    156708109  17,281,250    500,000  X                                         500,000
CHECKFREE HOLDINGS     Common    162816102 104,500,000  1,000,000  X                                         1,000,000
CISCO SYSTEMS          Common    17275R102  10,712,500    100,000  X                                         100,000
CLEVELAND CLIFFS       Common    185896107   9,337,500    300,000  X                                         300,000
CONVERGYS CORP         Common    212485106   9,225,000    300,000  X                                         300,000
COOPER CAMERON         Common    216640102   7,340,625    150,000  X                                         150,000
CYGNUS INC             Common    232560102   9,125,000    500,000  X                                         500,000
DANKA BUSINESS ADR     Common    236277109  12,687,500  1,000,000  X                                         1,000,000
DBT ONLINE             Common    233044106   9,241,181    380,100  X                                         380,100
DIAMOND OFFSHORE DRILL Common    25271C102   4,584,375    150,000  X                                         150,000
EASTMAN CHEMICAL       Common    277432100  47,687,500  1,000,000  X                                         1,000,000
ENSCO INTL             Common    26874Q100   6,862,500    300,000  X                                         300,000
ESPEED INC CL A        Common    296643109   7,112,500    200,000  X                                         200,000
GILEAD SCIENCES        Common    375558103  21,650,000    400,000  X                                         400,000
GLOBAL MARINE          Common    379352404   4,987,500    300,000  X                                         300,000
GLOBALSTAR TELECOMM    Common    G3930H104  46,750,000  1,062,500  X                                         1,062,500
HALLIBURTON CO         Common    406216101   6,037,500    150,000  X                                         150,000
HEALTHEXTRAS           Common    422211102   1,200,000    100,000  X                                         100,000
IBIS TECHNOLOGY CORP   Common    450909106   4,342,188     87,500  X                                         87,500


                                4




ICG COMMUNICATIONS     Common    449246107   6,562,500    350,000  X                                         350,000
ILLINOVA CORP          Common    452317100  34,750,000  1,000,000  X                                         1,000,000
INAMED CORP            Common    453235103  13,162,500    300,000  X                                         300,000
INSO  CORP             Common    457674109   6,450,000    200,000  X                                         200,000
INTERDIGITAL
  COMMUNICATION        Common    45866A105   7,500,000    100,000  X                                         100,000
INTERVU INC            Common    46114R106  10,500,000    100,000  X                                         100,000
KOPIN CORP             Common    500600101   8,400,000    200,000  X                                         200,000
METRICOM INC           Common    591596101   5,896,875     75,000  X                                         75,000
MICROVISION            Common    594960106     756,250     25,000  X                                         25,000
MILLICOM INT'L
  CELLULAR             Common    L6388F102  31,187,500    500,000  X                                         500,000
MISSION CRITICAL
  SOFTWARE             Common    605047109  10,500,000    150,000  X                                         150,000
MSC IND'L DIRECT CL A  Common    553530106  13,250,000  1,000,000  X                                         1,000,000
NATIONAL INFO CONSORT  Common    636491102  23,488,000    734,000  X                                         734,000
OBJECT DESIGN          Common    674416102  17,182,500  1,185,000  X                                         1,185,000
OGDEN CORP             Common    676346109   7,902,625    662,000  X                                         662,000
OPTIKA INC             Common    683973101   5,226,563    375,000  X                                         375,000
PARAMETRIC TECH        Common    699173100   9,471,875    350,000  X                                         350,000
PC-TEL INC             Common    69325Q105   7,691,250    146,500  X                                         146,500
PREVIEW SYSTEMS        Common    741379101   3,243,750     50,000  X                                         50,000
QLT PHOTOTHERAPEUTICS  Common    746927102  35,250,000    600,000  X                                         600,000
R&B FALCON             Common    74912E101   5,962,500    450,000  X                                         450,000
ROWAN COS              Common    779382100   6,506,250    300,000  X                                         300,000
RUDOLPH TECHNOLOGIES   Common    781270103   1,005,000     30,000  X                                         30,000
SALTON INC             Common    795757103   4,303,406    128,700  X                                         128,700
SANDISK CORP           Common    80004C101  13,475,000    140,000  X                                         140,000
SANTA FE INTL          Common    G7805C108  12,298,388    475,300  X                                         475,300
SCHLUMBERGER LTD       Common    806857108   5,612,500    100,000  X                                         100,000
SEMTECH CORP           Common    816850101  10,425,000    200,000  X                                         200,000
SENSORMATIC ELECTRS    Common    817265101   6,103,125    350,000  X                                         350,000
SINCLAIR BROADCAST
  GROUP                Common    829226109   6,101,563    500,000  X                                         500,000
SIRIUS SATELLITE
  RADIO                Common    82966U103  13,350,000    300,000  X                                         300,000
SMITH INTL             Common    832110100   7,453,125    150,000  X                                         150,000
STILLWATER MINING
  COMPANY              Common    86074Q102  15,937,500    500,000  X                                         500,000
STRATEGIC
  DISTRIBUTION         Common    862701208   4,456,250  3,100,000  X                                         3,100,000
SUN MICROSYSTEMS       Common    866810104   5,420,625     70,000  X                                         70,000
SYMYX TECHNOLOGIES     Common    87155S108   9,000,000    300,000  X                                         300,000
TELESPECTRUM
  WORLDWIDE            Common    87951U109   2,602,763    365,300  X                                         365,300
TRANSOCEAN SEDCO
  FOREX                Common    G90076103   9,074,065    269,360  X                                         269,360
URANIUM RESOURCES      Common    916901309     198,590  1,418,500  X                                         1,418,500
VITESSE SEMICONDUCTOR  Common    928497106  10,487,500    200,000  X                                         200,000
WEATHERFORD INTL INC   Common    947074100   5,990,625    150,000  X                                         150,000
WELLMAN INC            Common    949702104  27,937,500  1,500,000  X                                         1,500,000


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

XILINX INC             Common    983919101   9,093,750    200,000  X                                         200,000
AMER SATELLITE
  NETWORK
  @1.3 6/30/99         Warrants  600813976           0     18,000  X                                         18,000
                                           961,614,330















































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